INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
SCHEDULE OF EFFECTIVE INCOME TAX RATES RECONCILIATION

	2021		2020
Tax benefit at U.S. statutory rate		$(2,515,184)		$(1,021,163)
State taxes, net of federal benefit		(89,264)		(260,154)
Stock based compensation		1,875,514
Change in fair value of convertible bridge notes and derivatives		-		792,877
PPP loan forgiveness		(30,018)		-
Gain on extinguishment of liabilities		238,260		-
Other permanent differences		-		60,941
Change in valuation allowance		520,692		427,499
	$-		$-

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

The tax effect of temporary differences that give rise to significant portions of the deferred tax assets and liabilities for the years ended December 31, 2021 and 2020 consisted of the following:

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

	2021	2020
Net operating loss carry-forward	$3,073,065	$2,657,931
Accrued expenses	166,783	80,676
Stock based compensation	70,128	50,944
Charitable contribution	267	-
Net deferred tax assets	3,310,243	2,789,552
Valuation allowance	(3,310,243)	(2,789,552)
Total net deferred tax asset	$—	$—